Performance Management - FMI Global Equity ETF	Oct. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

Because the Fund commenced operations on or after the date of this Prospectus, there is no historical performance information shown here. Performance history will be presented after the Fund has been in operation for one full calendar year. Current performance information is available on the Fund’s website at www.fmietf.com/current-performance/.

Performance One Year or Less [Text]	Performance history will be presented after the Fund has been in operation for one full calendar year.
Performance Availability Website Address [Text]	www.fmietf.com/current-performance/